Commitments and Contingencies - Fiscal Year Maturity (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2015	Dec. 31, 2023 CAD ($) GWh agreement_renewal MW
Purchase obligations:
Total		$ 12,707
Year 1		1,547
Year 2		1,080
Year 3		905
Year 4		772
Year 5		666
Thereafter		7,737
Gas and fuel purchase obligations
Purchase obligations:
Total		6,073
Year 1		697
Year 2		592
Year 3		490
Year 4		439
Year 5		339
Thereafter		3,516
Gas and fuel purchase obligations | FortisBC Energy
Purchase obligations:
Total		4,772
Gas and fuel purchase obligations | UNS Energy
Purchase obligations:
Total		1,191
Renewable natural gas expiring 2044 | FortisBC Energy
Purchase obligations:
Total		2,770
Gas, renewable gas, gas transportation and storage services, expiring 2062 | FortisBC Energy
Purchase obligations:
Total		2,002
Waneta Expansion capacity agreement
Purchase obligations:
Total		2,418
Year 1		55
Year 2		56
Year 3		58
Year 4		59
Year 5		60
Thereafter		2,130
Waneta Expansion capacity agreement | FortisBC Electric
Purchase obligations:
Purchase commitment term	40 years
Renewable PPAs
Purchase obligations:
Total		1,754
Year 1		128
Year 2		128
Year 3		128
Year 4		127
Year 5		127
Thereafter		$ 1,116
Renewable PPAs | TEP and UNS Electric
Purchase obligations:
Share of plant output, percentage		100.00%
Power purchase obligations
Purchase obligations:
Total		$ 1,534
Year 1		336
Year 2		253
Year 3		199
Year 4		120
Year 5		114
Thereafter		512
Power purchase obligations | FortisBC Electric
Purchase obligations:
Total		$ 277
Purchase commitment term		20 years
Power purchase obligations | FortisBC Electric | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		200
Volume of energy required to be purchased (in GWh) | GWh		1,752
Power purchase obligations | Maritime Electric
Purchase obligations:
Total		$ 642
Amount of volume required (in mw) | MW		30
Power purchase obligations | Maritime Electric | Nuclear Generating Station
Purchase obligations:
Share of plant output, percentage		4.55%
Power purchase obligations | FortisOntario
Purchase obligations:
Total		$ 432
Power purchase obligations | FortisOntario | Maximum
Purchase obligations:
Amount of volume required (in mw) | MW		145
Power purchase obligations | FortisOntario | Minimum
Purchase obligations:
Volume of energy required to be purchased (in GWh) | GWh		537
ITC easement agreement
Purchase obligations:
Total		$ 354
Year 1		13
Year 2		13
Year 3		13
Year 4		13
Year 5		13
Thereafter		$ 289
ITC easement agreement | ITC
Purchase obligations:
Number of agreement renewals | agreement_renewal		10
Agreement renewal term		50 years
Notice, period in advance		1 year
TEP EPC agreement
Purchase obligations:
Total		$ 270
Year 1		266
Year 2		4
Year 3		0
Year 4		0
Year 5		0
Thereafter		0
Debt collection agreement
Purchase obligations:
Total		102
Year 1		3
Year 2		3
Year 3		3
Year 4		3
Year 5		3
Thereafter		87
Renewable energy credit purchase agreements
Purchase obligations:
Total		63
Year 1		19
Year 2		7
Year 3		6
Year 4		6
Year 5		6
Thereafter		19
Other
Purchase obligations:
Total		139
Year 1		30
Year 2		24
Year 3		8
Year 4		5
Year 5		4
Thereafter		$ 68